Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2011
Short-Intermediate Income Fund (Prospectus Summary) | Short-Intermediate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Short-Intermediate Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is high current income consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities such as U.S. Government and agency securities, corporate debt securities and mortgage-backed securities. We select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Fund should invest in particular fixed income securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the fixed income security, including subordination, default, sinking fund, and early redemption provisions. The Fund may invest in fixed income securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years. The Fund may invest up to 15% of its total assets in securities which are non-investment grade or unrated if we determine such securities are of comparable quality to the rated securities in which the Fund may invest. The dollar-weighted average maturity of the Fund's portfolio as of
June 30, 2011 was 3.2 years.

If we determine that prevailing abnormal market or economic conditions warrant, a greater portion of the Fund's portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality fixed income securities. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•  Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Interest Rate Risk  The market value of a bond is significantly affected by changes in interest rates. Generally, the longer the average maturity of the bonds in the Fund's investment portfolio, the more the Fund's share price will fluctuate in response to interest rate changes.

•  Credit Risk  When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal. During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality. In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•  Call Risk  The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates. If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund's income.

•  Mortgage-Backed Securities Risk  Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off. The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool. In periods of declining interest rates, prepayments of the mortgages tend to increase. If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•  Government-Sponsored Enterprises Risk  The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the
   Federal Home Loan Banks ("FHLB"), Federal Farm Credit Banks ("FFCB"), Federal
   National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage
   Corporation ("Freddie Mac"). Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government. Fannie Mae and Freddie Mac historically were neither guaranteed nor insured by the U.S.
   Government. However, on September 7, 2008, the Federal Housing Finance Agency
   ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become guaranteed obligations of the U.S. Government. Although the U.S. Government is providing support to
   Fannie Mae and Freddie Mac, no assurance can be given that they will continue to do so.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional
Class from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays
Capital Intermediate U.S. Government/Credit Index (prior to August 1, 2011, the
Institutional Class was the only class of Fund shares available). The Barclays
Capital Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years. Because the Investor Class is new, no investment performance for that class is available, but the performance for the
Investor Class would have been substantially similar, yet lower than the
Institutional Class, because the shares of both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at weitzfunds.com or by calling us toll-free at 800-304-9745.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Capital Intermediate U.S. Government/Credit Index (prior to August 1, 2011, the Institutional Class was the only class of Fund shares available).
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-304-9745
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	weitzfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date return for the Fund's Institutional Class for the six months ended June 30, 2011 was 1.78%.

       Best and Worst Performing Quarters (during the period shown above)

           Quarter/Year        Total Return
Best Quarter  2nd Quarter 2009     4.12%
Worst Quarter 3rd Quarter 2008    -1.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Short-Intermediate Income Fund (Prospectus Summary) | Short-Intermediate Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Fund's Institutional Class for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
Short-Intermediate Income Fund | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Short-Intermediate Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2001	rr_AnnualReturn2001	8.45%
Annual Return 2002	rr_AnnualReturn2002	4.18%
Annual Return 2003	rr_AnnualReturn2003	6.30%
Annual Return 2004	rr_AnnualReturn2004	2.64%
Annual Return 2005	rr_AnnualReturn2005	1.60%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	10.85%
Annual Return 2010	rr_AnnualReturn2010	4.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.08%
Short-Intermediate Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.75%
Short-Intermediate Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%
Short-Intermediate Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,037

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The other expenses for the Investor Class are estimated. Actual expenses, which will be based on actual Investor Class net assets, could be different.